Significant partly-owned subsidiaries (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summarized income statement
Net sales	€ 21,852	€ 23,315	€ 22,563
Operating (loss)/profit	885	485	(59)
(Loss)/profit for the year	(2,516)	11	(335)
Loss for the year attributable to:
Equity holders of the parent	(2,523)	7	(340)
Non-controlling interests	7	4	5
Summarized statement of financial position
Non-current assets	17,976	22,320
Non-current liabilities	(11,885)	(11,672)
Current assets	18,215	16,808
Current liabilities	(11,761)	(12,055)
Non-controlling interests	80	76
Summarized statement of cash flows
Net cash from/(used in) operating activities	1,759	390	360
Net cash used in investing activities	(1,517)	(167)	(315)
Net cash from/(used in) financing activities	883	(479)	(969)
Net increase/(decrease) in cash and cash equivalents	1,030	(351)	(1,108)
Dividends paid	€ 148	570	€ 1,081
Nokia Shanghai Bell Co., Ltd
Disclosure of significant investments in partly owned subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%
Shares more or (less) than 50% ownership (in shares)	1
Decrease in value of financial liability	€ 79	64
Expected future cash outflow for settlements	420	639
Summarized income statement
Net sales	1,376	2,013
Operating (loss)/profit	(3)	(26)
(Loss)/profit for the year	(14)	(47)
Loss for the year attributable to:
Equity holders of the parent	(14)	(47)
Summarized statement of financial position
Non-current assets	577	651
Non-current liabilities	(150)	(192)
Non-current net assets	427	459
Current assets	1,984	2,669
Current liabilities	(1,228)	(1,637)
Current net assets	756	1,032
Net assets	1,183	1,491
Summarized statement of cash flows
Net cash from/(used in) operating activities	189	125
Net cash used in investing activities	(26)	(87)
Net cash from/(used in) financing activities	(376)	38
Net increase/(decrease) in cash and cash equivalents	(213)	76
Cash and cash equivalents and current financial investments	€ 604	819
Percentage of shareholders voting rights for special resolution for distribution of profits for dividends	66.67%
Percentage of distributable after-tax profits for dividends (as a percent)	50.00%
Other Group entities
Summarized income statement
Net sales	€ 104	€ 100
China Huaxin
Summarized statement of cash flows
Dividends paid	€ 144